LOANS AND PAYMENT PLAN RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2019
LOANS AND PAYMENT PLAN RECEIVABLES [Abstract]
Loan Portfolios
Our loan portfolios at December 31 follow:

	2019	2018
	(In thousands)
Real estate(1)
Residential first mortgages	$843,746	$811,719
Residential home equity and other junior mortgages	166,735	177,574
Construction and land development	249,747	180,286
Other(2)	693,580	707,347
Consumer	448,297	379,607
Commercial	318,504	319,058
Agricultural	4,414	6,929
Total loans	$2,725,023	$2,582,520

(1)	Includes both residential and non-residential commercial loans secured by real estate.

(2)	Includes loans secured by multi-family residential and non-farm, non-residential property.

Analysis of Allowance for Loan Losses by Portfolio Segment
An analysis of the allowance for loan losses by portfolio segment for the years ended December 31 follows:

	Commercial	Mortgage	Installment	Subjective Allocation	Total
	(In thousands)
2019
Balance at beginning of period	$7,090	$7,978	$895	$8,925	$24,888
Additions (deductions)
Provision for loan losses	(651)	526	1,147	(198)	824
Recoveries credited to allowance	2,165	933	863	-	3,961
Loans charged against the allowance	(682)	(1,221)	(1,622)	-	(3,525)
Balance at end of period	$7,922	$8,216	$1,283	$8,727	$26,148

2018
Balance at beginning of period	$5,595	$8,733	$864	$7,395	$22,587
Additions (deductions)
Provision for loan losses	(946)	457	462	1,530	1,503
Recoveries credited to allowance	2,889	734	999	-	4,622
Loans charged against the allowance	(448)	(1,946)	(1,430)	-	(3,824)
Balance at end of period	$7,090	$7,978	$895	$8,925	$24,888

2017
Balance at beginning of period	$4,880	$8,681	$1,011	$5,662	$20,234
Additions (deductions)
Provision for loan losses	(327)	(567)	360	1,733	1,199
Recoveries credited to allowance	1,497	1,741	967	-	4,205
Loans charged against the allowance	(455)	(1,122)	(1,474)	-	(3,051)
Balance at end of period	$5,595	$8,733	$864	$7,395	$22,587

Allowance for Loan Losses and Recorded Investment in Loans by Portfolio Segment
Allowance for loan losses and recorded investment in loans by portfolio segment at December 31 follows:

	Commercial	Mortgage	Installment	Subjective Allocation	Total
	(In thousands)
2019
Allowance for loan losses:
Individually evaluated for impairment	$1,031	$4,863	$261	$-	$6,155
Collectively evaluated for impairment	6,891	3,353	1,022	8,727	19,993
Loans acquired with deteriorated credit quality	-	-	-	-	-
Total ending allowance for loan losses balance	$7,922	$8,216	$1,283	$8,727	$26,148

Loans
Individually evaluated for impairment	$9,393	$43,574	$2,925		$55,892
Collectively evaluated for impairment	1,158,906	1,058,917	457,370		2,675,193
Loans acquired with deteriorated credit quality	1,394	575	316		2,285
Total loans recorded investment	1,169,693	1,103,066	460,611		2,733,370
Accrued interest included in recorded investment	2,998	4,155	1,194		8,347
Total loans	$1,166,695	$1,098,911	$459,417		$2,725,023

2018
Allowance for loan losses:
Individually evaluated for impairment	$1,305	$4,799	$206	$-	$6,310
Collectively evaluated for impairment	5,785	3,179	689	8,925	18,578
Loans acquired with deteriorated credit quality	-	-	-	-	-
Total ending allowance for loan losses balance	$7,090	$7,978	$895	$8,925	$24,888

Loans
Individually evaluated for impairment	$8,697	$46,394	$3,370		$58,461
Collectively evaluated for impairment	1,137,586	1,000,038	392,460		2,530,084
Loans acquired with deteriorated credit quality	1,609	555	349		2,513
Total loans recorded investment	1,147,892	1,046,987	396,179		2,591,058
Accrued interest included in recorded investment	3,411	4,097	1,030		8,538
Total loans	$1,144,481	$1,042,890	$395,149		$2,582,520

Loans on Non-Accrual Status and Past Due More than 90 Days
Loans on non-accrual status and past due more than 90 days (‘‘Non-performing Loans’’) at December 31 follow(1):

	90+ and Still Accruing	Non- Accrual	Total Non- Performing Loans
	(In thousands)
2019
Commercial
Commercial and industrial (2)	$-	$565	$565
Commercial real estate	-	735	735
Mortgage
1-4 family owner occupied - jumbo	-	1,179	1,179
1-4 family owner occupied - non-jumbo (3)	-	3,540	3,540
1-4 family non-owner occupied	-	1,039	1,039
1-4 family - 2nd lien	-	979	979
Resort lending	-	690	690
Installment
Boat lending	-	332	332
Recreational vehicle lending	-	3	3
Other	-	470	470
Total recorded investment	$-	$9,532	$9,532
Accrued interest included in recorded investment	$-	$-	$-
2018
Commercial
Commercial and industrial (2)	$-	$1,345	$1,345
Commercial real estate	-	778	778
Mortgage
1-4 family owner occupied - jumbo	-	184	184
1-4 family owner occupied - non-jumbo (3)	5	2,974	2,979
1-4 family non-owner occupied	-	1,259	1,259
1-4 family - 2nd lien	-	493	493
Resort lending	-	755	755
Installment
Boat lending	-	166	166
Recreational vehicle lending	-	7	7
Other	-	608	608
Total recorded investment	$5	$8,569	$8,574
Accrued interest included in recorded investment	$-	$-	$-

(1)	Non-performing loans exclude purchase credit impaired loans.

Aging Analysis of Loans by Class
An aging analysis of loans by class at December 31 follows:

	Loans Past Due				Loans not	Total
	30-59 days	60-89 days	90+ days	Total	Past Due	Loans
	(In thousands)
2019
Commercial
Commercial and industrial	$-	$289	$102	$391	$564,480	$564,871
Commercial real estate	177	-	735	912	603,910	604,822
Mortgage
1-4 family owner occupied - jumbo	1,757	1,037	-	2,794	398,759	401,553
1-4 family owner occupied - non-jumbo	2,672	852	1,387	4,911	342,349	347,260
1-4 family non-owner occupied	695	136	623	1,454	168,083	169,537
1-4 family - 2nd lien	909	90	386	1,385	115,157	116,542
Resort lending	364	53	565	982	67,192	68,174
Installment
Boat lending	337	107	88	532	202,750	203,282
Recreational vehicle lending	161	97	3	261	153,184	153,445
Other	377	275	202	854	103,030	103,884
Total recorded investment	$7,449	$2,936	$4,091	$14,476	$2,718,894	$2,733,370
Accrued interest included in recorded investment	$74	$34	$-	$108	$8,239	$8,347

2018
Commercial
Commercial and industrial	$1,582	$-	$-	$1,582	$580,935	$582,517
Commercial real estate	-	-	-	-	565,375	565,375
Mortgage
1-4 family owner occupied - jumbo	-	-	184	184	313,154	313,338
1-4 family owner occupied - non-jumbo	1,519	145	3,524	5,188	362,767	367,955
1-4 family non-owner occupied	265	49	1,259	1,573	162,673	164,246
1-4 family - 2nd lien	446	100	493	1,039	118,628	119,667
Resort lending	252	-	755	1,007	80,774	81,781
Installment
Boat lending	316	295	166	777	169,117	169,894
Recreational vehicle lending	28	21	7	56	125,780	125,836
Other	552	210	627	1,389	99,060	100,449
Total recorded investment	$4,960	$820	$7,015	$12,795	$2,578,263	$2,591,058
Accrued interest included in recorded investment	$44	$11	$-	$55	$8,483	$8,538

Impaired Loans
Impaired loans are as follows:

	December 31,
	2019	2018
Impaired loans with no allocated allowance for loan losses	(In thousands)
TDR	$337	$-
Non - TDR	1,550	-
Impaired loans with an allocated allowance for loan losses
TDR - allowance based on collateral	1,587	2,787
TDR - allowance based on present value cash flow	48,798	53,258
Non - TDR - allowance based on collateral	3,365	2,145
Total impaired loans	$55,637	$58,190

Amount of allowance for loan losses allocated
TDR - allowance based on collateral	$542	$769
TDR - allowance based on present value cash flow	4,641	4,849
Non - TDR - allowance based on collateral	972	692
Total amount of allowance for loan losses allocated	$6,155	$6,310

Impaired loans by class as of December 31 are as follows:

	2019			2018
	Recorded Investment	Unpaid Principal Balance	Related Allowance for Loan Losses	Recorded Investment	Unpaid Principal Balance	Related Allowance for Loan Losses
With no related allowance for loan losses recorded:	(In thousands)
Commercial
Commercial and industrial	$257	$257	$-	$-	$-	$-
Commercial real estate	796	796	-	-	-	-
Mortgage
1-4 family owner occupied - jumbo	-	-	-	-	-	-
1-4 family owner occupied - non-jumbo	212	217	-	3	474	-
1-4 family non-owner occupied	214	366	-	-	-	-
1-4 family - 2nd lien	407	438	-	-	-	-
Resort lending	-	-	-	-	-	-
Installment
Boat lending	-	-	-	-	5	-
Recreational vehicle lending	-	-	-	-	-	-
Other	1	41	-	1	137	-
	1,887	2,115	-	4	616	-
With an allowance for loan losses recorded:
Commercial
Commercial and industrial	1,655	1,706	453	3,637	3,735	967
Commercial real estate	6,685	6,661	578	5,060	5,047	338
Mortgage
1-4 family owner occupied - jumbo	1,447	1,445	91	1,348	1,649	151
1-4 family owner occupied - non-jumbo	10,163	10,695	1,031	25,877	26,737	2,203
1-4 family non-owner occupied	4,962	5,542	572	5,565	5,988	507
1-4 family - 2nd lien	14,059	15,243	1,695	273	272	11
Resort lending	12,110	12,263	1,474	13,328	13,354	1,927
Installment
Boat lending	-	-	-	-	-	-
Recreational vehicle lending	-	-	-	79	79	4
Other	2,924	3,153	261	3,290	3,421	202
	54,005	56,708	6,155	58,457	60,282	6,310
Total
Commercial
Commercial and industrial	1,912	1,963	453	3,637	3,735	967
Commercial real estate	7,481	7,457	578	5,060	5,047	338
Mortgage
1-4 family owner occupied - jumbo	1,447	1,445	91	1,348	1,649	151
1-4 family owner occupied - non-jumbo	10,375	10,912	1,031	25,880	27,211	2,203
1-4 family non-owner occupied	5,176	5,908	572	5,565	5,988	507
1-4 family - 2nd lien	14,466	15,681	1,695	273	272	11
Resort lending	12,110	12,263	1,474	13,328	13,354	1,927
Installment
Boat lending	-	-	-	-	5	-
Recreational vehicle lending	-	-	-	79	79	4
Other	2,925	3,194	261	3,291	3,558	202
Total	$55,892	$58,823	$6,155	$58,461	$60,898	$6,310

Accrued interest included in recorded investment	$255			$271

Average Recorded Investment in and Interest Income Earned on Impaired Loans by Class
Average recorded investment in and interest income earned (of which the majority of these amounts were received in cash and related primarily to performing TDR’s) on impaired loans by class for the years ended December 31 follows:

	2019		2018		2017
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
With no related allowance for loan losses recorded:	(In thousands)
Commercial
Commercial and industrial	$51	$-	$378	$20	$751	$22
Commercial real estate	278	5	961	-	183	-
Mortgage
1-4 family owner occupied - jumbo	-	-	41	-	-	-
1-4 family owner occupied - non-jumbo	201	-	15	27	52	21
1-4 family non-owner occupied	123	-	-	-	-	-
1-4 family - 2nd lien	136	7	-	-	-	-
Resort lending	-	-	-	-	-	-
Installment
Boat lending	-	-	-	-	-	-
Recreational vehicle lending	-	-	-	-	-	-
Other	-	1	1	11	1	6
	789	13	1,396	58	987	49
With an allowance for loan losses recorded:
Commercial
Commercial and industrial	2,256	72	2,641	127	3,298	132
Commercial real estate	5,778	315	5,199	288	7,242	377
Mortgage
1-4 family owner occupied - jumbo	995	39	1,335	69	2,425	67
1-4 family owner occupied - non-jumbo	15,183	594	28,183	1,408	31,468	1,439
1-4 family non-owner occupied	2,874	291	5,475	314	5,362	269
1-4 family - 2nd lien	13,383	809	284	12	306	11
Resort lending	11,697	669	14,687	606	16,383	616
Installment
Boat lending	54	-	1	-	1	1
Recreational vehicle lending	22	-	84	4	100	5
Other	3,186	189	3,640	224	4,335	265
	55,428	2,978	61,529	3,052	70,920	3,182
Total
Commercial
Commercial and industrial	2,307	72	3,019	147	4,049	154
Commercial real estate	6,056	320	6,160	288	7,425	377
Mortgage
1-4 family owner occupied - jumbo	995	39	1,376	69	2,425	67
1-4 family owner occupied - non-jumbo	15,384	594	28,198	1,435	31,520	1,460
1-4 family non-owner occupied	2,997	291	5,475	314	5,362	269
1-4 family - 2nd lien	13,519	816	284	12	306	11
Resort lending	11,697	669	14,687	606	16,383	616
Installment
Boat lending	54	-	1	-	1	1
Recreational vehicle lending	22	-	84	4	100	5
Other	3,186	190	3,641	235	4,336	271
Total	$56,217	$2,991	$62,925	$3,110	$71,907	$3,231

Troubled Debt Restructurings
Troubled debt restructurings at December 31 follow:

	2019
	Commercial	Retail (1)		Total
	(In thousands)
Performing TDR's	$7,974	$39,601		$47,575
Non-performing TDR's(2)	540	2,607	(3)	3,147
Total	$8,514	$42,208		$50,722

	2018
	Commercial	Retail (1)		Total
	(In thousands)
Performing TDR's	$6,460	$46,627		$53,087
Non-performing TDR's(2)	74	2,884	(3)	2,958
Total	$6,534	$49,511		$56,045

(1) Retail loans include mortgage and installment loan portfolio segments.
(2) Included in non-performing loans table above.
(3) Also includes loans on non-accrual at the time of modification until six payments are received on a timely basis.

Troubled Debt Restructuring During the Period
Loans that have been classified as troubled debt restructurings during the years ended December 31 follow:

	Number of Contracts	Pre-modification Recorded Balance	Post-modification Recorded Balance
2019	(Dollars in thousands)
Commercial
Commercial and industrial	8	$1,609	$1,609
Commercial real estate	3	1,479	1,479
Mortgage
1-4 family owner occupied - jumbo	-	-	-
1-4 family owner occupied - non-jumbo	2	478	483
1-4 family non-owner occupied	1	507	505
1-4 family - 2nd lien	3	75	75
Resort lending	-	-	-
Installment
Boat lending	-	-	-
Recreational vehicle lending	-	-	-
Other	7	188	191
Total	24	$4,336	$4,342
2018
Commercial
Commercial and industrial	7	$652	$652
Commercial real estate	2	204	204
Mortgage
1-4 family owner occupied - jumbo	1	419	419
1-4 family owner occupied - non-jumbo	9	991	994
1-4 family non-owner occupied	-	-	-
1-4 family - 2nd lien	-	-	-
Resort lending	1	115	114
Installment
Boat lending	-	-	-
Recreational vehicle lending	-	-	-
Other	14	708	709
Total	34	$3,089	$3,092
2017
Commercial
Commercial and industrial	15	$925	$925
Commercial real estate	-	-	-
Mortgage
1-4 family owner occupied - jumbo	-	-	-
1-4 family owner occupied - non-jumbo	5	423	429
1-4 family non-owner occupied	1	33	33
1-4 family - 2nd lien	-	-	-
Resort lending	1	189	189
Installment
Boat lending	-	-	-
Recreational vehicle lending	-	-	-
Other	15	551	559
Total	37	$2,121	$2,135

Troubled Debt Restructuring During the Past Twelve Months that Subsequently Defaulted
Loans that have been classified as troubled debt restructured during the past twelve months and that have subsequently defaulted during the years ended December 31 follows:

	Number of Contracts	Recorded Balance
2019	(Dollars in thousands)
Commercial
Commercial and industrial	1	$19
Commercial real estate	-	-
Mortgage
1-4 family owner occupied - jumbo	-	-
1-4 family owner occupied - non-jumbo	1	12
1-4 family non-owner occupied	-	-
1-4 family - 2nd lien	-	-
Resort lending	-	-
Installment
Boat lending	-	-
Recreational vehicle lending	-	-
Other	-	-
Total	2	$31

2018
Commercial
Commercial and industrial	-	$-
Commercial real estate	-	-
Mortgage
1-4 family owner occupied - jumbo	-	-
1-4 family owner occupied - non-jumbo	-	-
1-4 family non-owner occupied	-	-
1-4 family - 2nd lien	-	-
Resort lending	-	-
Installment
Boat lending	-	-
Recreational vehicle lending	-	-
Other	1	13
Total	1	$13

2017
Commercial
Commercial and industrial	6	$164
Commercial real estate	-	-
Mortgage
1-4 family owner occupied - jumbo	-	-
1-4 family owner occupied - non-jumbo	-	-
1-4 family non-owner occupied	-	-
1-4 family - 2nd lien	-	-
Resort lending	-	-
Installment
Boat lending	-	-
Recreational vehicle lending	-	-
Other	1	13
Total	7	$177

Loan Ratings by Loan Class
The following table summarizes loan ratings by loan class for our commercial loan portfolio segment at December 31:

	Commercial
	Non-watch 1-6	Watch 7-8	Substandard Accrual 9	Non- Accrual 10-11	Total
			(In thousands)
2019
Commercial and industrial	$515,955	$44,384	$3,967	$565	$564,871
Commercial real estate	580,516	23,036	535	735	604,822
Total	$1,096,471	$67,420	$4,502	$1,300	$1,169,693
Accrued interest included in total	$2,763	$205	$30	$-	$2,998

2018
Commercial and industrial	$551,441	$23,910	$5,577	$1,589	$582,517
Commercial real estate	531,069	33,274	200	832	565,375
Total	$1,082,510	$57,184	$5,777	$2,421	$1,147,892
Accrued interest included in total	$3,107	$174	$130	$-	$3,411

For each of our mortgage and installment portfolio segment classes we generally monitor credit quality based on the credit scores of the borrowers. These credit scores are generally updated semi-annually. The following tables summarize credit scores by loan class for our mortgage and installment loan portfolio segments at December 31:

	Mortgage (1)
	1-4 Family Owner Occupied - Jumbo	1-4 Family Owner Occupied - Non-jumbo	1-4 Family Non-owner Occupied	1-4 Family 2nd Lien	Resort Lending	Total
	(In thousands)
2019
800 and above	$48,486	$43,848	$24,315	$13,905	$11,076	$141,630
750-799	198,491	111,521	84,656	50,012	29,364	474,044
700-749	106,609	95,064	34,839	30,697	14,626	281,835
650-699	31,553	51,174	13,995	14,267	8,063	119,052
600-649	13,230	21,938	5,897	4,097	2,074	47,236
550-599	514	12,308	1,863	1,703	673	17,061
500-549	1,519	7,940	1,870	1,281	889	13,499
Under 500	641	2,208	533	511	79	3,972
Unknown	510	1,259	1,569	69	1,330	4,737
Total	$401,553	$347,260	$169,537	$116,542	$68,174	$1,103,066
Accrued interest included in total	$1,139	$1,662	$586	$502	$266	$4,155

2018
800 and above	$33,337	$46,509	$19,191	$11,077	$10,898	$121,012
750-799	167,992	136,105	79,837	56,008	36,542	476,484
700-749	69,018	96,378	36,103	33,345	17,282	252,126
650-699	28,637	48,663	15,854	11,361	9,945	114,460
600-649	9,911	19,139	5,533	4,077	3,088	41,748
550-599	2,034	9,619	2,396	1,385	1,867	17,301
500-549	-	7,463	1,338	882	106	9,789
Under 500	647	1,181	802	382	143	3,155
Unknown	1,762	2,898	3,192	1,150	1,910	10,912
Total	$313,338	$367,955	$164,246	$119,667	$81,781	$1,046,987
Accrued interest included in total	$851	$1,789	$550	$544	$363	$4,097

(1) Credit scores have been updated within the last twelve months.

	Installment(1)
	Boat Lending	Recreational Vehicle Lending	Other	Total
	(In thousands)
2019
800 and above	$28,041	$24,470	$7,611	$60,122
750-799	118,380	88,164	37,583	244,127
700-749	41,490	31,055	27,204	99,749
650-699	11,485	7,267	22,517	41,269
600-649	2,254	1,411	4,470	8,135
550-599	946	592	1,884	3,422
500-549	377	464	1,127	1,968
Under 500	309	22	284	615
Unknown	-	-	1,204	1,204
Total	$203,282	$153,445	$103,884	$460,611
Accrued interest included in total	$490	$378	$326	$1,194

2018
800 and above	$20,767	$20,197	$7,062	$48,026
750-799	100,191	74,154	34,627	208,972
700-749	35,455	24,890	27,633	87,978
650-699	10,581	4,918	12,663	28,162
600-649	1,657	992	5,019	7,668
550-599	652	453	2,255	3,360
500-549	286	225	1,264	1,775
Under 500	266	7	275	548
Unknown	39	-	9,651	9,690
Total	$169,894	$125,836	$100,449	$396,179
Accrued interest included in total	$403	$311	$316	$1,030

(1) Credit scores have been updated within the last twelve months.

Other Mortgage Loans Service's Principal Balances
Mortgage loans serviced for others are not reported as assets on the Consolidated Statements of Financial Condition. The principal balances of these loans at December 31 follow:

	2019	2018
	(In thousands)
Mortgage loans serviced for :
Fannie Mae	$1,449,935	$1,350,703
Freddie Mac	852,123	712,740
Ginnie Mae	180,941	165,467
FHLB	69,149	78,687
Other	29,018	26,148
Total	$2,581,166	$2,333,745

Analysis of Capitalized Mortgage Loan Servicing Rights
An analysis of capitalized mortgage loan servicing rights for the years ended December 31 follows:

	2019	2018	2017
	(In thousands)
Balance at beginning of period	$21,400	$15,699	$13,671
Change in accounting (see note #1)	-	-	542
Balance at beginning of period, as adjusted	$21,400	$15,699	$14,213
Originated servicing rights capitalized	7,303	4,977	4,230
Servicing rights acquired	-	3,047	-
Change in fair value due to price	(6,408)	191	(718)
Change in fair value due to pay downs	(3,124)	(2,514)	(2,026)
Balance at end of year	$19,171	$21,400	$15,699
Loans sold and serviced that have had servicing rights capitalized	$2,580,705	$2,333,081	$1,815,668

Purchase Credit Impaired (PCI) Loans
For these loans that meet the criteria of ASC 310-30 treatment, the carrying amount was as follows:

	December 31,
	2019	2018
	(In thousands)
Commercial	$1,394	$1,609
Mortgage	575	555
Installment	316	349
Total carrying amount	2,285	2,513
Allowance for loan losses	-	-
Carrying amount, net of allowance for loan losses	$2,285	$2,513

Accretable yield of PCI loans, or income expected to be collected follows:

	Year ended December 31,
	2019	2018
	(In thousands)

Balance at beginning of period	$462	$-
New loans purchased	-	568
Accretion of income	(187)	(106)
Reclassification from (to) nonaccretable difference	365	-
Displosals/other adjustments	-	-
Balance at end of period	$640	$462